Income tax - Reconciliation of tax expense and accounting loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of tax expense and accounting loss
Loss before tax	$ (240)	$ (274)	$ (203)
Loss before tax multiplied by the standard rate of Luxembourg corporation tax	(60)	(71)	(55)
Tax losses for which no deferred income tax asset was recognized	32
Remeasurement of deferred taxes	(2)	1	(69)
Adjustment in respect of prior years	5	3	(4)
Income subject to state and other local income taxes	11	12	12
Income taxed at rates other than standard tax rates	7	5	(6)
Non-deductible items	48	55	42
Other	3	13	3
Income tax charge/(credit)	$ 44	$ 18	$ (77)
Luxembourg
Reconciliation of tax expense and accounting loss
Standard tax rate	24.94%	26.01%	27.08%
Exceptional items
Reconciliation of tax expense and accounting loss
Income tax charge/(credit)	$ 3	$ (49)	$ (124)
Exceptional items | United States
Reconciliation of tax expense and accounting loss
Remeasurement of deferred taxes		$ (71)